Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Unrealized gain on available-for-sale securities, tax effect